Investment in Equity-Accounted Investees	12 Months Ended
Mar. 31, 2024
Equity Method Investments [Abstract]
Investment in Equity-Accounted Investees
8)
INVESTMENT IN EQUITY-ACCOUNTED INVESTEES

The Group has interests in a number of individually immaterial equity-accounted investees. The following table analyses, in aggregate, the carrying amount of interests and share of profit (loss) and other comprehensive income in these associates and joint venture.

	As at March 31
Particulars	2023	2024
Carrying amount of interests in associates	2,070	2,022

	For the year ended March 31
Particulars	2022	2023	2024
Company's share of profit (loss) in associates	34	10	(23)
Company's share of profit in joint venture	—	—	75
Company's share of other comprehensive income in associates	—	—	—
Company's share of other comprehensive income in joint venture	—	—	—
Company's share of total comprehensive income (loss)	34	10	52

a) Inspirock, Inc. ("Inspirock")

In October 2021, Inspirock, Inc. (equity accounted investee of the Company), with the requisite consent of its shareholders (including the Company), was acquired by Klarna Holding Plc. As a result of this transaction, the Company had received a total net consideration of USD 3,865 (net of expenses: USD 24), partly in form of cash of USD 453 (including amount of USD 117 held in escrow account) and USD 3,412 in form of equity shares of Klarna Holding Plc (the company acquiring Inspirock) (refer note 9), in lieu of its shareholding in Inspirock. As a result, Inspirock had ceased to be an associate of the Company and accordingly, the equity method accounting had been discontinued and the investment in Klarna Holding Plc, is now being carried and accounted for as an equity investment at FVTPL under IFRS 9 ‘Financial Instruments’. The Company had recognised a gain of USD 2,251 in the statement of profit or loss and other comprehensive income, on account of discontinuation of equity method of accounting of investment in Inspirock in the year ended March 31, 2022.

b) Simplotel Technologies Private Limited

As at September 28, 2022 the Company had equity interest in Simplotel of 41.94% with a carrying amount of USD 1,517. On that date, the Group through one of its Indian subsidiaries acquired additional equity interest in Simplotel, resulting in controlling equity stake (refer note 7 (c)). As a result, Simplotel has ceased to be an associate of the Company and accordingly, the equity method accounting has been discontinued. The Company has recognised a gain of USD 2,017 in the statement of profit or loss and other comprehensive income, on account of discontinuation of equity method of accounting in the year ended March 31, 2023.